UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-177581
Pre-Effective Amendment No.□
Post-Effective Amendment No. 5☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-03330
Amendment No. 487☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 2, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
☑	on August 2, 2013, pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 2, 2013
to the following prospectus(es):
Nationwide DestinationSM [L] 2.0 prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
For contracts issued on or after _______, 2013, Contract Owners who have elected the 7% Nationwide Lifetime Income Rider may elect a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide Lifetime Income Rider. As a result, the following changes apply to the prospectus:
(1)	The definition of "Current Income Benefit Base" in the "Glossary of Special Terms" is deleted in its entirety and replaced with the following:
Current Income Benefit Base- For purposes of the 7% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.
(2)	The following terms are added to the "Glossary of Special Terms":
Adjusted Roll-up Income Benefit Base- The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Non-Lifetime Withdrawal- For purposes of the 7% Nationwide Lifetime Income Rider, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
(3)	The first paragraph of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section of the "Synopsis of the Contracts" is deleted in its entirety and replaced with the following:
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals and does not make certain assignments or Contract Owner changes. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.
(4)	The "Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal" subsection of the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section is deleted in its entirety and replaced with the following:
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus

(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after _______, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(i)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(ii)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Option will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the "Non-Lifetime Withdrawal" section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(i)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the "Non-Lifetime Withdrawal" section; plus
(ii)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or

(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
(5)	The following new subsection is added to the "7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)" section:
Non-Lifetime Withdrawal
For contracts issued on or after ______, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.

Incorporation by Reference
The prospectus supplement dated May 9, 2013, and the prospectus that was effective May 1, 2013, previously filed with the Commission under SEC file No. 333-177581, are hereby incorporated by reference and made a part of this registration statement.

Nationwide DestinationSM [L] 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
To be filed by subsequent Post-Effective Amendment.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.

Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.987746	23.263995	16.39%	1,966
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.123337	1.23%	911
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.721610	14.476590	5.50%	43,906
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.631589	15.565748	14.19%	13,815
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.112232	1.12%	249,351
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.288096	13.275810	8.04%	44,931
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.473298	23.280544	13.71%	4,286
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.764267	16.749922	13.45%	6,795
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.975323	17.286242	8.21%	17,360
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.853500	12.994518	9.63%	99,513

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.829064	13.140604	11.09%	1,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.525200	13.042099	13.16%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.509505	15.958849	2.90%	1,633
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.552109	16.735236	15.00%	14,766
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.711717	16.535427	12.40%	19,900
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	13.181320	13.675795	3.75%	42,746
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.916990	25.793803	12.55%	13,166
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.499655	12.425045	18.34%	7,321
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.586341	12.823360	10.68%	11,113
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.475326	23.815169	16.31%	3,748
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.821565	9.995709	13.31%	33,334
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.737289	17.789885	13.04%	10,347
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.191846	1.92%	1,211
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.956120	10.034011	12.04%	596
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.982532	13.231297	20.48%	2,637
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.928417	-0.72%	5,079

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.512000	13.478931	17.09%	24,438
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.782323	7.82%	15,836
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.037435	0.37%	21,636
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	17.226388	20.962185	21.69%	20,317
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.929462	-0.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.536056	29.506835	11.20%	153
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.196918	1.97%	3,730
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.417040	18.690785	13.85%	8,236
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.342861	11.780323	13.90%	18,832
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.052463	10.119285	11.78%	10,564
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.615559	15.309114	12.44%	6,743
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.934130	11.293817	13.69%	909,005
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	11.122824	11.470453	3.13%	890,956
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.839907	11.802543	19.95%	17,354
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.151941	10.556109	15.34%	42,898
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	8.000182	9.200983	15.01%	1,153,051

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.192786	14.867761	12.70%	10,937
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.656457	17.015902	16.10%	9,742
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.532982	8.646821	14.79%	6,701
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.083641	9.940186	9.43%	3,518
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.358114	9.537949	14.12%	5,023
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.773150	10.663756	9.11%	1,312,007
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.169449	10.237652	11.65%	1,817
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.497989	11.087244	5.61%	215,174
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.476046	10.461468	10.40%	516,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.835604	9.946771	12.58%	15,788
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.042298	10.857085	8.11%	341,876
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.458211	12.099576	5.60%	86,046
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.424769	13.075685	5.24%	1,085
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.802345	19.300241	14.87%	3,407
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.801881	12.961773	1.25%	6,059
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.796997	7.694573	13.21%	2,393

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.432925	8.632502	16.14%	2,376
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	16.048045	18.273978	13.87%	2,890
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.303112	13.221841	7.47%	794,851
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.922393	14.250979	10.28%	9,138
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.584001	13.003124	3.33%	178,281
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.593590	15.887798	8.87%	202,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.570810	17.402708	11.76%	379
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.758057	14.603455	6.14%	181,776
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.161472	15.312714	16.34%	4,600
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	20.342486	23.477812	15.41%	1,483
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.944406	9.769905	-1.75%	85,871
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.568081	14.962997	10.28%	26,828
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	8.036198	9.120622	13.49%	4,903
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.728658	10.028843	14.90%	5,493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.608756	9.822877	14.10%	4,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	8.027444	9.274032	15.53%	6,215

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.998670	10.135533	12.63%	1,336
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.657332	11.038815	14.31%	1,781
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.821797	15.357297	11.11%	211
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	19.295405	22.806201	18.19%	1,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.781832	21.262124	13.21%	673
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.606781	15.219252	11.85%	6,451
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.495610	10.782698	13.55%	3,324
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.357453	10.534295	1.71%	21,590
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.581113	13.604035	17.47%	16,390
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.142390	1.42%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.261092	2.61%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.278741	2.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.708710	15.102289	18.83%	5,076
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	14.214463	16.284679	14.56%	2,529
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.732795	22.812364	15.61%	976
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.592193	5.92%	6,040

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.405808	12.825863	3.39%	892
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.196933	11.633026	3.89%	81,366
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.973762	10.729699	7.58%	233,987
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.401817	14.674413	28.70%	10,771
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.610602	-3.89%	754
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	15.116906	16.020725	5.98%	2,128

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.629588	22.800524	16.15%	3,171
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.109592	1.10%	277
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.472357	14.184631	5.29%	13,687
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.447730	15.324475	13.96%	9,192
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.108911	1.09%	30,483
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.221543	13.176970	7.82%	26,874
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	20.106417	22.816722	13.48%	4,413
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.499648	16.416157	13.22%	834
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.689093	16.941897	7.99%	13,772
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.693642	12.793112	9.40%	18,818
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.669522	12.936935	10.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.369757	12.839946	12.93%	869
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.300242	15.711387	2.69%	390
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.291310	16.401790	14.77%	8,748
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.448071	16.205978	12.17%	8,601
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.945119	13.403317	3.54%	18,049

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.506390	25.279972	12.32%	3,465
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.337011	12.207635	18.10%	3,352
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.453388	12.650361	10.45%	21,965
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	20.108351	23.340627	16.07%	3,349
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.755911	9.901081	13.08%	1,125
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.525114	17.514227	12.81%	3,622
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.178016	1.78%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.934918	9.989832	11.81%	4,915
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.956550	13.173078	20.23%	3,397
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.914927	-0.85%	3,433
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.449652	13.378593	16.85%	25,644
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.767691	7.68%	5,165
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.023807	0.24%	2,059
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.917674	20.544547	21.44%	13,559
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.915766	-0.84%	386
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	26.060546	28.918947	10.97%	241

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.183068	1.83%	4,979
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	16.122926	18.318495	13.62%	5,231
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.307925	11.716593	13.67%	7,184
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.040233	10.084994	11.56%	4,688
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.541825	15.195144	12.21%	1,209
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.820076	11.141370	13.46%	175,479
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.995134	11.315634	2.91%	158,079
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.726901	11.643199	19.70%	2,203
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	9.046835	10.413584	15.11%	30,590
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.924459	9.095307	14.78%	216,731
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.014944	14.637426	12.47%	1,663
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.393787	16.676857	15.86%	763
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.476887	8.564913	14.55%	7,694
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	9.016009	9.846058	9.21%	4,536
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.295902	9.447642	13.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.700454	10.562844	8.89%	87,533

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.101244	10.140761	11.42%	12,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.419919	10.982338	5.40%	24,138
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.405547	10.362445	10.17%	127,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.769858	9.852628	12.35%	14,939
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.967594	10.754332	7.89%	170,733
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.373008	11.985097	5.38%	7,524
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.332403	12.952001	5.02%	526
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.542088	18.962524	14.63%	23,980
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.572529	12.703573	1.04%	3,716
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.746396	7.621717	12.97%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.347534	8.515928	15.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.760488	17.909927	13.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.236480	13.123412	7.25%	99,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.852412	14.144874	10.06%	1,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.358508	12.744055	3.12%	16,510
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.332048	15.571226	8.65%	21,907

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.291798	17.056007	11.54%	3,480
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.511552	14.312546	5.93%	11,370
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.090219	15.198751	16.11%	366
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.977903	23.010003	15.18%	3,178
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.765449	9.574509	-1.96%	14,979
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.325004	14.664939	10.06%	4,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.976413	9.034304	13.26%	9,092
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.593441	9.853345	14.66%	4,116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.544698	9.729903	13.87%	1,739
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.967675	9.186203	15.29%	7,311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.931698	10.039569	12.40%	3,477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.585454	10.934308	14.07%	3,896
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.574086	15.051287	10.88%	1,230
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.949634	22.351848	17.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.445249	20.838481	12.97%	727
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.362918	14.915989	11.62%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.424859	10.680542	13.32%	7,159
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.280398	10.434583	1.50%	9,363
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.518399	13.502774	17.23%	3,877
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.139064	1.39%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.257731	2.58%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.275369	2.75%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.511895	14.838079	18.59%	5,291
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.959700	15.960199	14.33%	1,263
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.379189	22.357865	15.37%	666
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.577812	5.78%	16,288
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.338602	12.730338	3.17%	757
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.136275	11.546390	3.68%	37,465
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.960299	10.693354	7.36%	65,166
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.363302	14.595017	28.44%	7,208
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.597551	-4.02%	2,052
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.898983	15.757536	5.76%	1,416

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.364694	22.458355	15.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.099288	0.99%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.288066	13.969137	5.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.311218	15.145649	13.78%	226
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.106422	1.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.171792	13.103201	7.65%	1,898
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.835131	22.474371	13.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.303996	16.169811	13.04%	562
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.477413	16.687695	7.82%	532
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.574966	12.643856	9.23%	719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.551050	12.785948	10.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.254305	12.690069	12.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.144867	15.527989	2.53%	855
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	14.098424	16.155606	14.59%	840
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.253099	15.962768	12.00%	4,367
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.770479	13.202218	3.38%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.202713	24.900640	12.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.216457	12.046769	17.92%	6
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.354426	12.521814	10.28%	5,807
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.837005	22.990371	15.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.706930	9.830592	12.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.367574	17.309916	12.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.167635	1.68%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.919009	9.956762	11.64%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.937073	13.129492	20.05%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.904825	-0.95%	812
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.403036	13.303702	16.67%	2,082
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.756707	7.57%	3,405
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.013576	0.14%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.689381	20.236256	21.25%	447
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.905487	-0.95%	1,396
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.708882	28.484938	10.80%	2

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.172689	1.73%	2,682
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.905352	18.043582	13.44%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.281748	11.668920	13.49%	174
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.031059	10.059319	11.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.486709	15.110100	12.04%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.735254	11.028213	13.28%	34,328
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.900226	11.200755	2.76%	26,854
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.642894	11.524943	19.52%	369
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.968657	10.307778	14.93%	858
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.868002	9.016676	14.60%	44,082
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.882880	14.466680	12.29%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.199541	16.426574	15.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.435009	8.503886	14.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.965523	9.775903	9.04%	1,317
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.249469	9.380363	13.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.646172	10.487632	8.72%	56,833

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.050311	10.068560	11.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.361633	10.904150	5.24%	6
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.352918	10.288671	10.00%	5,870
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.720778	9.782469	12.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.911812	10.677747	7.73%	20,913
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.309423	11.899810	5.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.263446	12.859829	4.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.349230	18.712714	14.46%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.402888	12.512938	0.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.708630	7.567435	12.80%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.284044	8.429405	15.72%	1,163
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.547767	17.641099	13.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.186662	13.049928	7.08%	67,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.800099	14.065705	9.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.191753	12.552822	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.138667	15.337575	8.48%	1,894

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	15.085484	16.800084	11.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.329259	14.097796	5.77%	4,806
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.036939	15.113690	15.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.708343	22.664722	15.00%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.633102	9.430266	-2.11%	1,032
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.145245	14.444925	9.89%	645
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.931754	8.969949	13.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.493214	9.723482	14.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.496867	9.660589	13.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.923076	9.120782	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.881687	9.968046	12.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.531795	10.856424	13.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.390907	14.825411	10.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.693871	22.016351	17.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.196320	20.525741	12.80%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.182567	14.692112	11.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.372044	10.604401	13.15%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.222898	10.360309	1.34%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.471486	13.427157	17.05%	359
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.136567	1.37%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.255208	2.55%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.272839	2.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.365987	14.642563	18.41%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.771324	15.720688	14.16%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	19.117619	22.022269	15.19%	110
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.288357	12.659052	3.02%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.090916	11.481716	3.52%	1,273
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.950190	10.666107	7.20%	15,609
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.334453	14.535657	28.24%	1,871
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.587752	-4.12%	2,803
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.737338	15.562679	5.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.189871	22.232804	15.86%	4,029
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.092402	0.92%	8,554
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.166455	13.827122	5.02%	19,547
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.220882	15.027459	13.66%	6,310
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.104760	1.05%	14,889
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.138691	13.054196	7.54%	40,185
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.656053	22.248661	13.19%	5,256
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.174868	16.007451	12.93%	15,705
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.337686	16.520104	7.71%	4,064
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.496399	12.545176	9.12%	4,659
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.472664	12.686185	10.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.177926	12.591050	12.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	15.042052	15.406781	2.42%	2,741
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.971141	15.993367	14.47%	2,148
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	14.124403	15.802459	11.88%	6,588
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.655223	13.069669	3.27%	21,726

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	22.002291	24.650595	12.04%	3,267
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.136764	11.940558	17.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.288871	12.436769	10.17%	12,281
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.657896	22.759468	15.78%	962
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.674370	9.783808	12.79%	35,509
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.263302	17.174872	12.52%	38,621
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.160719	1.61%	6,140
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.908419	9.934761	11.52%	802
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.924093	13.100487	19.92%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.898072	-1.02%	1,137
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.372019	13.253920	16.55%	32,328
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.749390	7.49%	142,751
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	10.006763	0.07%	3,209
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.538740	20.033088	21.13%	1,574
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.898641	-1.01%	2,586
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.476788	28.198864	10.68%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.165760	1.66%	441
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.761758	17.862377	13.33%	12,904
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.264305	11.637191	13.38%	8,766
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.024919	10.042183	11.27%	5,215
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.450060	15.053604	11.92%	1,416
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.679028	10.953289	13.17%	191,828
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.837297	11.124682	2.65%	132,944
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.587174	11.446637	19.40%	9,121
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.916863	10.237758	14.81%	10,934
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.830551	8.964552	14.48%	164,624
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.795478	14.353819	12.18%	5,728
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	14.071359	16.261624	15.57%	1,462
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.407212	8.463422	14.26%	6,617
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.931994	9.729364	8.93%	7,245
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.218610	9.335710	13.59%	1,637
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.610103	10.437720	8.61%	199,443

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	9.016475	10.020638	11.14%	1,002
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.322914	10.852280	5.13%	92,155
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.317957	10.239715	9.89%	230,268
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.688170	9.735914	12.06%	41,664
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.874778	10.626957	7.62%	153,558
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.267148	11.843194	5.11%	17,076
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.217619	12.798656	4.76%	782
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.221747	18.547779	14.34%	2,895
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.290923	12.387283	0.78%	35,055
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.683524	7.531388	12.69%	529
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.241943	8.372107	15.61%	2,687
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.407437	17.463989	13.35%	2,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.153512	13.001097	6.97%	97,271
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.765295	14.013091	9.77%	1,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	12.081680	12.426751	2.86%	60,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	14.011054	15.183567	8.37%	61,760

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.949262	16.631340	11.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.208920	13.956215	5.66%	20,976
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	13.001498	15.057173	15.81%	252
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.530446	22.437147	14.88%	1,916
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.545762	9.335189	-2.21%	26,137
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	13.026591	14.299888	9.77%	22,121
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.902091	8.927250	12.97%	894
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.426951	9.637744	14.37%	2,310
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.465103	9.614618	13.58%	2,203
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.893419	9.077336	15.00%	4,100
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.848477	9.920609	12.12%	819
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.496154	10.804765	13.78%	580
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.269999	14.676513	10.60%	981
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.525111	21.795270	17.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	18.032036	20.319595	12.69%	309
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	13.063558	14.544570	11.34%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.336965	10.553881	13.03%	21,675
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.184712	10.311022	1.24%	35,588
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.440266	13.376906	16.93%	1,983
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.134893	1.35%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.253519	2.54%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.271155	2.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.269560	14.513513	18.29%	2,471
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.647025	15.562853	14.04%	7,739
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.945064	21.801155	15.08%	588
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.559837	5.60%	28,840
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.254916	12.611677	2.91%	5,905
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.060744	11.438755	3.42%	65,087
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.943457	10.647977	7.09%	103,911
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.315229	14.496145	28.11%	3,507
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.581217	-4.19%	30,021
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.630387	15.433916	5.49%	1,786

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	19.016442	22.009292	15.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.085525	0.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	13.045835	13.686406	4.91%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	13.131046	14.910049	13.55%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.103095	1.03%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.105642	13.005302	7.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.478398	22.024979	13.07%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	14.046796	15.846549	12.81%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	15.199128	16.354082	7.60%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.418286	12.447178	9.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.394733	12.587099	10.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	11.101991	12.492711	12.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.939807	15.286370	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.844855	15.832562	14.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.996775	15.643611	11.77%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.540861	12.938291	3.17%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.803479	24.402823	11.92%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	10.057640	11.835219	17.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.223660	12.352259	10.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.480253	22.530691	15.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.641912	9.737205	12.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	15.159661	17.040771	12.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.153788	1.54%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.897825	9.912776	11.41%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.911116	13.071535	19.80%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.891327	-1.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.341055	13.204300	16.43%	0
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.742066	7.42%	0
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.999936	0.00%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.389240	19.831652	21.00%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.891772	-1.08%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	25.246530	27.915345	10.57%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.619350	17.682848	13.21%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.246878	11.605534	13.26%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.018805	10.025097	11.16%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.413445	14.997245	11.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.623060	10.878792	13.05%	3,033
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.774671	11.049063	2.55%	2,987
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.531758	11.368798	19.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.865280	10.168096	14.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.793253	8.912717	14.36%	3,815
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.708581	14.241726	12.06%	0
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.944169	16.098128	15.45%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.379479	8.423100	14.14%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.898556	9.683031	8.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.187826	9.291209	13.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.574146	10.388000	8.50%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.982727	9.972903	11.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.284299	10.800604	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.283067	10.190928	9.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.655633	9.689509	11.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.837830	10.576351	7.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.225019	11.786815	5.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.171912	12.737701	4.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	16.095099	18.384110	14.22%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	12.179887	12.262795	0.68%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.658488	7.495499	12.57%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.200089	8.315198	15.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	15.268197	17.288425	13.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.120454	12.952442	6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.730542	13.960620	9.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.972516	12.301846	2.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.884408	15.030908	8.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.814165	16.464155	11.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	13.089553	13.815906	5.55%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.966115	15.000801	15.69%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	19.353925	22.211558	14.77%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.459122	9.240975	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.908919	14.156194	9.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.872503	8.884716	12.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.361143	9.552682	14.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.433406	9.568821	13.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.863867	9.034083	14.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.815361	9.873347	12.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.460613	10.753292	13.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	13.150073	14.528970	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	18.357664	21.576135	17.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.869057	20.115307	12.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.945487	14.398350	11.22%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.301977	10.503576	12.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.146606	10.261925	1.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.409125	13.326827	16.81%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.133230	1.33%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.251832	2.52%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.269462	2.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	12.173795	14.385473	18.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.523659	15.406366	13.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.773867	21.582024	14.96%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.221538	12.564421	2.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	11.030626	11.395900	3.31%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.936712	10.629848	6.98%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.296020	14.456733	27.98%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.574679	-4.25%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.524156	15.306144	5.38%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
2012	18.588944	21.459344	15.44%	43
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2012*	10.000000	10.068317	0.68%	5,625
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	12.748550	13.340205	4.64%	4,909
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2012	12.908774	14.620076	13.26%	0
American Funds Insurance Series® - Protected Asset Allocation Fund: Class P2 - Q/NQ
2012*	10.000000	10.098926	0.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	12.023275	12.883684	7.16%	7,786
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2012	19.040545	21.474692	12.78%	44
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2012	13.731020	15.450609	12.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2012	14.857461	15.945460	7.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2012	11.225020	12.205107	8.73%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2012	11.201851	12.342309	10.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2012	10.913993	12.249652	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2012	14.686787	14.988926	2.06%	62
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2012	13.533599	15.436922	14.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2012	13.682083	15.252692	11.48%	13,178
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2012	12.258973	12.615011	2.90%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2012	21.313396	23.793129	11.63%	167
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
2012	9.862121	11.575396	17.37%	80
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
2012	11.061898	12.143009	9.77%	27,387
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
2012	19.042266	21.967646	15.36%	226
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	8.561124	9.621442	12.39%	886
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
2012	14.903090	16.709392	12.12%	2,999
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2012*	10.000000	10.136466	1.36%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
2012	8.871331	9.857902	11.12%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
2012	10.878675	12.999241	19.49%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II - Q/NQ
2012*	10.000000	9.874439	-1.26%	1,168
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	11.263878	13.080810	16.13%	15,516
Ivy Funds Variable Insurance Portfolios - High Income - Q/NQ
2012*	10.000000	10.723743	7.24%	21,420
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth - Q/NQ
2012*	10.000000	9.982879	-0.17%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
2012	16.020816	19.336156	20.69%	2,691
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
2012*	10.000000	9.874613	-1.25%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
2012	24.678978	27.217783	10.29%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2012*	10.000000	10.141492	1.41%	5,104
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2012	15.268221	17.241002	12.92%	6,889
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2012	10.203372	11.526613	12.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2012	9.003473	9.982389	10.87%	13,601
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2012	13.322188	14.857003	11.52%	253
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.484316	10.694457	12.76%	15,498
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2012	10.619417	10.861918	2.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2012	9.394355	11.176181	18.97%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2012	8.737424	9.995760	14.40%	4,833
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2012	7.700587	8.784156	14.07%	2,190
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	12.493484	13.964770	11.78%	15,157
Nationwide Variable Insurance Trust - Invesco NVIT Comstock Value Fund: Class II - Q/NQ
2012	13.630653	15.695825	15.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2012	7.310415	8.322867	13.85%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2012	8.815334	9.567855	8.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	8.111270	9.180730	13.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	9.484681	10.264545	8.22%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	8.898775	9.854361	10.74%	2,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.188217	10.672242	4.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	9.196320	10.069798	9.50%	13,401
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	8.574731	9.574326	11.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	9.745905	10.450646	7.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2012	11.120167	11.646760	4.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	12.058234	12.586370	4.38%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
2012	15.782293	17.980583	13.93%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2012	11.906138	11.956428	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
2012	6.596234	7.406374	12.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2012	7.096218	8.174218	15.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2012	14.924933	16.856410	12.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2012	12.037977	12.831316	6.59%	2,042
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2012	12.643935	13.830086	9.38%	1,545
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2012	11.703416	11.994497	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2012	13.572366	14.655419	7.98%	1,446

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2012	14.481183	16.052812	10.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2012	12.795373	13.470774	5.28%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
2012	12.877914	14.860568	15.40%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2012	18.918860	21.656579	14.47%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
2012	9.245579	9.009187	-2.56%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2012	12.618776	13.802520	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	7.798884	8.779059	12.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.198586	9.342946	13.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	8.354559	9.455041	13.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	7.790317	8.926637	14.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	8.732915	9.755918	11.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	9.372148	10.625415	13.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2012	12.854435	14.165904	10.20%	260
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2012	17.944994	21.037040	17.23%	184
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2012	17.467384	19.612714	12.28%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2012	12.654456	14.038553	10.94%	0

Maximum Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2012	9.214927	10.378588	12.63%	2,219
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.051801	10.139962	0.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
2012	11.331470	13.202184	16.51%	0
Northern Lights Variable Trust - TOPS Protected Balanced ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.129050	1.29%	0
Northern Lights Variable Trust - TOPS Protected Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.247605	2.48%	0
Northern Lights Variable Trust - TOPS Protected Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2012*	10.000000	10.265225	2.65%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Class 4 - Q/NQ
2012	11.937196	14.069724	17.86%	451
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2012	13.219623	15.021393	13.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2012	18.351799	21.042720	14.66%	5,190
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012*	10.000000	10.534639	5.35%	36,254
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	12.138362	12.446898	2.54%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	10.955543	11.289295	3.05%	26,595
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	9.919841	10.584565	6.70%	11,334
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2012	11.248058	14.358445	27.65%	7,565
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class - Q/NQ
2012*	10.000000	9.558322	-4.42%	869
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
2012	14.261374	14.990650	5.11%	0

"Financial Statements" to be filed by subsequent Post-Effective Amendment.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177581) and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177581) and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-140608 under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2."
(2)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm."
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm."
(4)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003, as document "frankfpa99h8.htm."
(5)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm."
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm."
(7)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm."
(8)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2006, under document "nwfpa99h12b.htm."
(9)	Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm."
(10)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm."
(11)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm."
The following Fund Participation Agreements were previously filed on September 27, 2007 with Pre-Effective Amendment No. 3 to the registration statement associated with 1933 Act File No. 333-137202 under Exhibit 26(h), and are hereby incorporated by reference.
(12)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003, as document "alliancebernsteinfpa.htm."
(13)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, as document "americanfundsfpa.htm."
(14)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004, as document "blackrockfpa.htm."
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Fund Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm."
(16)	Fund Participation Agreement with Waddell & Reed Services Company, Waddell & Reed, Inc., and W&R Target Funds, Inc., as amended, dated December 1, 2000, as document "waddellreedfpa.htm."
(17)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc., as amended, dated November 15, 2004 as document "wellsfargofpa.htm."
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation, as amended, dated September 1, 1989, as document "vaneckfpa.htm."
The following Fund Participation Agreement was previously filed on April 18, 2008, with Post-Effective Amendment No. 20 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.

(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001, as document "rydexfundpartagreement.htm."
The following Fund Participation Agreement was previously filed on May 13, 2010 with Pre-Effective Amendment No. 1 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with INVESCO Funds Group, Inc., and INVESCO Distributors, Inc., as amended, dated August 1, 2001, as document "ex818.htm."
The following Fund Participation Agreement was previously filed on October 26, 2010 with Post-Effective Amendment No. 2 to the registration statement associated with 1933 Act File No. 333-164886 under Exhibit 26(h), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisers, Inc., dated August 13, 2010, as document "huntingtonfpa.htm."
The following Fund Participation Agreements were previously filed on April 12, 2011, with Post-Effective Amendment No. 43 to the registration statement associated with 1933 Act File No. 333-43671 under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm."
(23)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008, as document "delawarefpa.htm."
The following Fund Participation Agreement was previously filed on June 11, 2012, with Post-Effective Amendment No. 28 to the registration statement associated with 1933 Act File No. 333-62692 under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Northern Lights Variable Trust, dated February 8, 2012, as document "northernlightsfpa.htm."
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed previously with initial registration statement (File No. 333-177581) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - To be filed by subsequent Post-Effective Amendment.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 1,171 and 819 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on May 14, 2013.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on May 14, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact